PRINCIPAL ACTIVITIES AND ORGANIZATION - Schedule of Principal Subsidiaries (Details)	6 Months Ended
Jun. 30, 2022
I-Mab Biopharma Hong Kong Limited
Place of incorporation	Hong Kong
Date of incorporation	Jul. 08, 2016
Percentage of direct or indirect ownership by the company	100.00%
Principal activities	Investment holding
I-Mab Shanghai
Place of incorporation	PRC
Date of incorporation	Aug. 24, 2016
Percentage of direct or indirect ownership by the company	100.00%
Principal activities	Research and development of innovative medicines
I-MabTianjin
Place of incorporation	PRC
Date of incorporation	Jul. 15, 2017
Percentage of direct or indirect ownership by the company	100.00%
Principal activities	Research and development of innovative medicines
I-MabBiopharma US Ltd.
Place of incorporation	U.S.
Date of incorporation	Feb. 28, 2018
Percentage of direct or indirect ownership by the company	100.00%
Principal activities	Research and development of innovative medicines
Zhejiang Tianli Pharmaceutical Sales Co., Ltd.
Place of incorporation	PRC
Date of incorporation	Sep. 29, 2021
Percentage of direct or indirect ownership by the company	100.00%
Principal activities	Sales and distribution of medicine products